SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of subsidiaries and variable interest entities

As of July 31, 2020, the Company’s consolidated financial statements reflect the operating results of the following entities:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Parent company:
ATIF	January 5, 2015	British Virgin Islands	Parent	Investment holding
Wholly owned subsidiaries of ATIF
ATIF HK	January 6, 2015	Hong Kong	100%	Investment holding
Huaya	May 20, 2015	PRC	100%	WFOE, Consultancy and information technology support
Variable interest entity of ATIF
Qianhai VIE	November 3, 2015	PRC	VIE	Listing and financial consulting services
Majority owned subsidiary of ATIF
LGC and its subsidiaries	August 21, 2018	Cayman Islands	51.2%	Multi-channel advertising, event planning and execution, film production and movie theater operation

Schedule of financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of July 31,
	2020			2019
	Qianhai VIE	LMG VIE	Total	Qianhai VIE	LMG VIE	Total
Current assets	$2,469,829	$1,554,585	$4,024,414	$3,673,890	$—	$3,673,890
Non-current assets	184,740	5,493,284	5,678,024	68,375	—	68,375
Total assets	2,654,569	7,047,869	9,702,438	3,742,265	—	3,742,265
Current liabilities	1,441,148	5,736,358	7,177,506	980,364	—	980,364
Non-current liabilities	65,574	3,179,625	3,245,199	—	—	—
Total liabilities	1,506,722	8,915,983	10,422,705	980,364	—	980,364
Shareholders' equity (deficit)	$1,147,847	$(1,868,114)	$(720,267)	$2,761,901	$—	$2,761,901

The summarized operating results of the VIEs are as follows:

	For the years ended July 31,
	2020			2019	2018
	Qianhai VIE	LMG VIE	Total	Qianhai VIE	Qianhai VIE
Operating revenue	$645,127	$40,872	$685,999	$2,777,618	$5,341,271
Income (loss) from operations	$(1,471,095)	$(4,781,593)	$(6,252,688)	$884,789	$2,927,679
Income (loss) before income taxes	$(1,562,037)	$(4,857,484)	$(6,419,521)	$930,361	$2,863,744
Net income (loss)	$(1,562,037)	$(4,933,748)	$(6,495,785)	$697,631	$2,146,927

The summarized cash flow information of the VIEs are as follows:

	For the years ended July 31,
	2020			2019	2018
	Qianhai VIE	LMG VIE	Total	Qianhai VIE	Qianhai VIE
Net cash provided by (used in) operating activities	$175,530	$(662,795)	$(487,265)	$(3,380,071)	$2,036,439
Net cash provided by (used in) investing activities	$36,412	$1,415,579	$1,451,991	$2,700,687	$(2,898,916)
Net cash provided by (used in) financing activities	$—	$(734,347)	$(734,347)	$(14,626)	$755,139

Schedule of estimated useful lives of assets

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Furniture, fixtures and equipment	3-10 years
Transportation vehicles	3-5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of estimated useful lives of intangible assets

Intangible assets are stated at cost less accumulated amortization. The straight-line method is used to compute amortization over the estimated useful lives of the intangible assets, as follows:

Useful life
Trade name	9.6 years
Customer relationship	6.2 years
Accounting software	4-10 years
Financial and news platform	15 years

Schedule of currency exchange rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	July 31, 2020		July 31, 2019		July 31, 2018
Foreign currency	Period-end spot rate	Average rate	Period-end spot rate	Average rate	Period-end spot rate	Average rate
RMB: 1USD	0.1432	0.1420	0.1453	0.1463	0.1467	0.1538
HKD: 1USD	0.1290	0.1284	0.1278	0.1276	0.1274	0.1278